CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES:
Comprehensive loss	$ (38,820)	$ (45,544)	$ (29,370)
Adjustments in respect of income and expenses not involving cash flow:
Share-based compensation to employees and service providers	2,678	2,235	1,679
Depreciation	90	81	44
Write-off of intangible assets		845
Fair value adjustment on derivative financial instruments	(104)	(5,687)	(1,152)
Fair value losses (gains) on financial assets at fair value through profit or loss	137	127	(67)
Revaluation of bank deposits	35	(123)	(274)
Issuance cost in respect of warrants			368
Exchange differences in respect of cash and cash equivalents	103	(367)	(39)
Total adjustments in respect of income and expenses not involving cash flow	2,939	(2,889)	559
Changes in assets and liability items:
Decrease (increase) in trade receivables	570	(1,429)	99
Decrease (increase) in prepaid expenses and other receivables	1,414	(1,728)	612
Decrease (increase) in inventory	(116)	(653)
Increase (decrease) in accounts payable	(1,481)	4,745	(60)
Increase (decrease) in accrued expenses and other current liabilities	1,032	2,729	(98)
Total changes in assets and liability items	1,419	3,664	553
Net cash used in operating activities	(34,462)	(44,769)	(28,258)
INVESTING ACTIVITIES:
Purchase of fixed assets	(23)	(146)	(85)
Purchase of intangible assets	(35)	(1,035)	(35)
Change in investment in current bank deposits	4,869	(13,000)	36,838
Purchase of financial assets at fair value through profit or loss	(6,976)	(21,923)	(12,246)
Proceeds from sale of financial assets at fair value through profit or loss	7,517	17,522
Net cash provided by (used in) investing activities	5,352	(18,582)	24,472
FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares, net of expenses	41,902	22,216	35,754
Exercise of warrants and options into ordinary shares, net of expenses	361	3,437	263
Repayment of payable in respect of intangible asset purchase	(500)
Net cash provided by financing activities	41,763	25,653	36,017
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,653	(37,698)	32,231
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(103)	367	39
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	16,455	53,786	21,516
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF PERIOD	29,005	16,455	53,786
SUPPLEMENTARY INFORMATION ON INTEREST RECEIVED IN CASH	$ 728	$ 469	$ 408